Share-based payments (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Summary of Share-based Compensation Expense
Share-based compensation expense during the years ended March 31, 2021, 2020 and 2019 is as follows:

	Year ended March 31,
	2021		2020		2019
Share-based compensation expense recorded in:	$		$		$
Cost of revenue		4,890		4,589		4,278
Selling and marketing expenses		4,327		4,789		3,983
General and administrative expenses		29,013		28,142		22,044

Total share-based compensation expense		$38,230		$37,520		$30,305

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices	Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2019	952,395	$34.38	$50,734
Granted	387,491	56.23
Exercised	(434,540)	32.79
Forfeited	(20,756)	63.00

Outstanding as at March 31, 2020	884,590	$44.07	$38,020
Granted	362,795	43.26
Exercised	(304,822)	42.14
Forfeited	(18,514)	51.26

Outstanding as at March 31, 2021	924,049	$44.25	$66,938
RSUs exercisable	443,179	$39.79	$32,104

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2019	203,990	$13.21	$10,867
Granted	—	—
Exercised	(5,000)	14.30
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	198,990	$13.09	$7,908
Granted	—	—
Exercised	(123,345)	12.62
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2021	75,645	$14.10	$5,480
RSUs exercisable	75,645	$14.10	$5,480

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2019	353,375	$44.94	$18,824
Granted	179,878	63.10
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	533,253	$51.07	$22,919
Granted	314,771	35.22
Exercised	(19,039)	36.52
Forfeited	(2,775)	34.53
Lapsed	—	—

Outstanding as at March 31, 2021	826,210	$45.45	$59,851
RSUs exercisable	190,456	$36.52	$13,797

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2019	913,759	$29.80	$48,674
Granted	342,097	52.14
Exercised	(340,880)	25.74
Forfeited	(3,458)	42.70

Outstanding as at March 31, 2020	911,518	$36.67	$39,176
Granted	193,249	68.05
Exercised	(321,357)	30.36
Forfeited	(12,121)	53.38

Outstanding as at March 31, 2021	771,289	$43.21	$55,870
PSUs exercisable	280,722	$28.53	$20,336